Stockholders' equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
Stockholders’ equity

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2022	162,653,339
Restricted stock issued	556,130
Retirement of treasury shares	(2,209,927)
Issued at December 31, 2023	160,999,542
Restricted stock issued	464,945
Retirement of treasury shares	(1,481,383)
Issued at December 31, 2024	159,983,104
Restricted stock issued	816,303
Issued at December 31, 2025	160,799,407
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2025	250,000,000

Dividend Payment
Dividend payments

Dividend payments as of December 31, 2025:		Per share
Payment date:	Total payment	Common
February 25, 2025	$27,286 thousand	$0.17
May 28, 2025	$24,091 thousand	$0.15
August 25, 2025	$38,592 thousand	$0.24
November 19, 2025	$28,944 thousand	$0.18
Total payments as of December 31, 2025	$118,913 thousand	$0.74

Dividend payments as of December 31, 2024:		Per share
Payment date:	Total payment	Common
February 28, 2024	$35,492 thousand	$0.22
May 31, 2024	$46,786 thousand	$0.29
August 30, 2024	$43,595 thousand	$0.27
November 29, 2024	$35,522 thousand	$0.22
Total payments as of December 31, 2024	$161,396 thousand	$1.00

Dividend payments as of December 31, 2023:		Per share
Payment date:	Total payment	Common
February 24, 2023	$61,935 thousand	$0.38
May 25, 2023	$37,487 thousand	$0.23
August 30, 2023	$56,661 thousand	$0.35
November 28, 2023	$30,590 thousand	$0.19
Total payments as of December 31, 2023	$186,672 thousand	$1.15

Refer to Note 17 for the dividend paid after the reporting date.